Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Statement
Sales income	$ 868,462	$ 1,313,621
Cost of sales	311,364	563,478
Gross profit	557,098	750,143
Expenses:
Depreciation and amortization	592,135	244,818
Promotional and marketing	126,215	81,783
Consulting	2,377,212	1,053,417
Salaries and wages	3,050,064	1,498,446
Director fees	174,839	200,850
Professional fees	1,100,240	808,882
General and administrative expenses	566,618	492,315
Total operating expenses	7,987,325	4,380,511
Net operating income (loss)	(7,430,227)	(3,630,368)
Other income (expense)
Interest expense, net		(2,214)
Interest expense - related party	(1,994)	(17,336)
MeNetwork earnout settlement	(750,000)
Gain (loss) on settlement		(302,625)
Gain (loss) on settlement - related party		238,761
Gain (loss) on impairment of goodwill	(669,993)
Gain (loss) on impairment of long-lived asset	(69,808)	63,864
Total other income (expense)	(1,491,795)	(83,414)
Loss before provision for income taxes	(8,922,022)	(3,713,782)
Provision for income taxes
Net (loss)	$ (8,922,022)	$ (3,713,782)
Weighted average number of common shares outstanding - basic and diluted	38,349,031	26,094,975
Net (loss) per share - basic and diluted	$ (0.23)	$ (0.14)